SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

21.SHAREHOLDERS’ EQUITY

The Company has three classes of ordinary shares, Class A, Class B and Class C. The participating rights (liquidation and dividend rights) of the Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A, Class B and Class C ordinary shares shall vote together as one class on all resolutions submitted to a vote by the shareholders (except with respect to the modification of the rights of any class of ordinary shares). Each share of Class A, Class B and Class C ordinary shares entitle the holder thereof to one vote per share, fifteen votes per share and thirty votes per share on all matters subject to vote at the Company’s general meetings, respectively, and each share of Class B and Class C ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Each holder of Class B ordinary shares or Class C ordinary shares can exercise their conversion right by delivering a written notice to the Company that specifies the number of Class B or Class C ordinary shares they elect to convert into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B or Class C ordinary shares, Class B ordinary shares be convertible into Class C ordinary shares, nor shall Class C ordinary shares be convertible into Class B ordinary shares.

In November 2019, the Board of Directors of the Company authorized a share repurchase program (“2019 Share Repurchase Program”), pursuant to which the Company is authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$100,000 from the open market over a period of 18 months in accordance with applicable securities laws from time to time. During the years ended December 31, 2021 and 2022, the Company did not repurchase any ADSs under the 2019 Share Repurchase Program. During the year ended December 31, 2020, the Company repurchased an aggregate of 319,752.50 ADSs, representing 6,395,050 Class A ordinary shares under the 2019 Share Repurchase Program, at an average price of US$93.80 per ADS, for RMB211,352 (US$32,391). These repurchased shares are intended to be used for grants under the 2017 Plan. The remaining shares are recorded as Treasury shares on the consolidated balance sheets. During the years ended December 31, 2020, 2021 and 2022, nil, 2,974,987 and 3,420,063 repurchased Class A ordinary shares are granted under 2017 Plan. As of December 31, 2021 and 2022, 3,420,063 and nil repurchased shares are recorded as Treasury shares on the consolidated balance sheets.

The ratio of the ADSs to Class A ordinary shares changed from one (1) ADS to one (1) Class A ordinary share, to one (1) ADS to five (5) Class A ordinary shares, effective at the start of trading on May 20, 2022. The ratio of ADSs to Class A ordinary shares changed from one (1) ADS to five (5) Class A ordinary shares, to one (1) ADS to twenty (20) Class A ordinary shares, effective at the start of trading on April 4, 2023.